AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION
ON MARCH 5, 2012
1933 Act File No. 33-53800
1940 Act File No. 811-07324

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	[39]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No.	[40]

(Check appropriate box or boxes)

GARDNER LEWIS INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

285 Wilmington-West Chester Pike
Chadds Ford, PA  19317
(Address of Principal Executive Offices)
Registrant's Telephone Number, including Area Code:   (513) 587-3400

CT Corporation System
155 Federal Street, Suite 700
Boston, MA 02110
(Name and Address of Agent for Service)

With a copy to:
Tina H. Bloom	John H. Lively
Ultimus Fund Solutions, LLC	The Law Offices of John H. Lively & Associates, Inc.
225 Pictoria Drive, Suite 450	A Member Firm of the 1940 Act Law Group
Cincinnati, Ohio 45246	2041 West 141st Terrace, Suite 119
Leawood, Kansas 66224

It is proposed that this filing will become effective (check appropriate box):
/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 39 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 38 filed February 28, 2012 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 39 to its Registration Statement under the Securities Act and Amendment No. 40 to the Registration Statement under the 1940 Act to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Chadds Ford, Pennsylvania on this 5th day of March, 2012.

GARDNER LEWIS INVESTMENT TRUST
By:	/s/ W. Whitfield Gardner
Name:	W. Whitfield Gardner
Title:	Chairman of the Board of Trustees
and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 38 to the registration statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ W. Whitfield Gardner	Chairman	March 5, 2012
W. Whitfield Gardner	and Chief
Executive
Officer

/s/ Mark J. Seger	Treasurer	March 5, 2012
Mark J. Seger	and Chief
Financial
Officer

*	Trustee
Jack E. Brinson

*	Trustee
Theo H. Pitt, Jr.

By: /s/ Tina H. Bloom
Tina H. Bloom, Attorney-in-Fact*
March 5, 2012

GARDNER LEWIS INVESTMENT TRUST
EXHIBIT INDEX

(FOR POST-EFFECTIVE AMENDMENT NO. 38)

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase